CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income	$ 136,310	$ 140,213	$ 93,101
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	10,344	8,621	6,475
Amortization of intangible assets	5,857	6,033	2,458
Amortization of premium and accretion of discount on marketable securities, net	(3,001)	1,666	1,708
Amortization of debt discount and issuance costs	1,284	1,282	4,229
Share-based compensation	18,286	16,647	10,488
Net effect of exchange rate fluctuation	1,754	4,523	(745)
Changes in assets and liabilities:
Trade accounts receivables, net	(1,183)	(31,634)	(5,132)
Inventories	(26,000)	(29,311)	(18,457)
Other current and long-term assets	(5,752)	(4,223)	192
Deferred tax assets, net	(6,241)	(13,740)	(2,989)
Operating lease right-of-use assets	3,050	3,873	1,680
Trade accounts payables	(7,807)	5,142	11,697
Deferred revenues	11,391	15,243	10,621
Operating lease liabilities	(3,221)	(6,351)	(904)
Other current and long-term liabilities	(11,352)	1,509	17,919
Accrued severance pay, net	(188)	46	(79)
Net cash provided by operating activities	123,531	119,539	132,262
Cash flows from investment activities:
Acquisition of subsidiary, net of acquired cash	0	(78,469)	0
Change in short-term and long-term interest-bearing bank deposits	(29,658)	129,944	(31,456)
Investment in marketable securities	(273,572)	(211,742)	(215,091)
Proceed from sales and maturities of marketable securities	195,087	81,325	12,862
Purchase of property, plant and equipment	(17,188)	(21,314)	(4,816)
Net cash used in investing activities	(125,331)	(100,256)	(238,501)
Cash flows from financing activities:
Settlement of a contingent consideration liability	0	(8,480)	0
Purchases of treasury shares	(112)	(21,416)	0
Proceeds from exercise of options	122	90	11
Net cash provided by (used in) financing activities	10	(29,806)	11
Effect of exchange rate fluctuations on cash, cash equivalents and restricted cash	(2,357)	(4,454)	622
Decrease in cash, cash equivalents and restricted cash	(4,147)	(14,977)	(105,606)
Cash and cash equivalents - beginning of year	111,721	126,698	232,304
Cash, cash equivalents and restricted cash - end of year	107,574	111,721	126,698
Supplemental disclosure of non-cash activities:
Operating right-of-use assets recognized with corresponding operating lease liabilities	785	17,398	3,198
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	$ 26,842	$ 23,014	$ 13,275